Accounts Payable - Schedule of Accounts Payable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Payable [Line Items]
Account payable	$ 8,095,509	$ 7,786,391
Suppliers [Member]
Schedule of Accounts Payable [Line Items]
Account payable	$ 8,095,509	$ 7,786,391